PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

2.    PROPERTY AND EQUIPMENT—

Property and equipment — net consist of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Leasehold improvements	$8,169,715	$8,147,638
Warehouse equipment	2,316,665	2,192,471
Computers and small tools	1,262,399	1,061,177
Furniture and fixtures	85,480	95,064
Software development	13,938,207	13,608,520
Work in progress	188,221	359,992
	25,960,687	25,464,862
Less: Accumulated depreciation and amortization	(18,611,926)	(15,053,466)
Property and equipment, net	$7,348,761	$10,411,396

The Company recorded depreciation and amortization expense of $1,102,187 and $1,247,105 for the three months ended September 30, 2021 and 2020, respectively, of which $376,212 and $519,339 related to software development costs, respectively. The Company recorded depreciation and amortization expense of $3,566,344 and $3,538,866 for the nine months ended September 30, 2021 and 2020, respectively, of which $1,369,478 and $1,570,456, related to software development costs, respectively.

2.    PROPERTY AND EQUIPMENT

Property and equipment — net consist of the following at December 31:

	2020	2019
Leasehold improvements	$8,147,638	$2,733,425
Warehouse equipment	2,192,471	2,050,032
Computers and small tools	1,061,177	989,989
Furniture and fixtures	95,064	95,064
Capital lease asset	—	8,979,516
Software development	13,608,520	12,567,836
Work in progress	359,992	834,420
	$25,464,862	$28,250,282
Less: Accumulated depreciation and amortization	(15,053,466)	(14,597,512)
Property and equipment, net	$10,411,396	$13,652,770

Work in progress includes capitalized costs for on-going software development projects. The Company recorded depreciation and amortization expense of $4,785,778, $4,377,732, and $4,733,389 for the years ended December 31, 2020, 2019, and 2018, of which, $2,081,625, $1,983,936, and $2,534,581 respectively, related to software development costs.

On December 1, 2016, the Company entered into a transaction to sell automated conveyor equipment and concurrently executed a Commercial Lease Agreement to leaseback the equipment. The sales price of the equipment was in the amount of $8,741,188 and the Company recognized a capital lease asset and obligation in accordance with ASC 840-30-30-1. As of December 31, 2019, the capital lease asset balance was $5,040,883, net of accumulated depreciation. On March 9, 2020, the Company entered into a repurchase agreement to reacquire the capital lease asset with the buyer for $600,000 and reclassified the net carrying value of the capital lease asset to leasehold improvements. As of December 31, 2020, there was no remaining capital lease asset.